COMMITMENTS	12 Months Ended
Dec. 31, 2019
COMMITMENTS
COMMITMENTS

35.    Commitments

Figures in million - SA rand	2019	2018	2017
Capital expenditure
Authorised	5,972.3	4,411.7	5,397.3
Kloof	1,289.8	970.2	1,200.8
Driefontein	846.1	830.9	724.5
Beatrix	231.7	218.0	210.1
SGL corporate	762.4	-	-
Cooke	55.1	195.5	195.5
Burnstone	5.4	40.4	445.9
Kroondal	220.3	131.6	69.8
Platinum Mile	19.9	72.3	72.3
Rustenburg operation	2,033.1	1,830.0	2,478.3
Marikana	153.4	-	-
Other	355.1	122.8	0.1
Contracted for	594.5	281.8	346.6
Other guarantees	1,420.5	266.7	266.7

Commitments will be funded from internal sources and to the extent necessary from borrowings. This expenditure primarily relates to hostel upgrades, mining activities and infrastructure.